Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Institutions	$ 247	$ 301
Prepaid expenses	423	743
Other	0	1,738
Total trade and other current receivables	$ 670	$ 2,782